Summary of Significant Accounting Policies - Revenue, Patent Costs, and Interest and Other Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest and other income, net
Finite Lived Intangible Assets [Line Items]
Interest income generated from cash and cash equivalents balances	$ 0.1	$ 0.2
Patents
Finite Lived Intangible Assets [Line Items]
Legal and other fees	$ 0.3	$ 0.6